Income Taxes - Summary of Effective Income Tax for Continuing Operations From Statutory Canadian Tax Rates (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Income tax expense at statutory Canadian rates	25.20%	25.90%
Increase (decrease) resulting from:
Rate differential on foreign income	(1.70%)	(1.80%)
Research and development and other tax credits	(0.60%)	(0.70%)
Non-deductible expenses and non-taxable income	(0.50%)	(0.10%)
Other	1.60%	0.40%
Average effective tax rate	24.00%	23.70%